Common Stock and Trading Market	9 Months Ended
Sep. 30, 2025
Common Stock and Trading Market
Common Stock and Trading Market
(15)	Common Stock and Trading Market

On August 11, 2025, the Company was notified by the OTCQX Markets Group (the “OTCQX”), the marketplace for the over-the-counter trading of its stock, that it no longer met the standards for continued qualification for the OTCQX, in that its stock bid price had fallen below $0.10 per share for 30 consecutive calendar days. On August 12, 2025, the Company began trading on the OTCQB Market.